long-term debt - TELUS Corporation credit facilities (Details) $ in Millions, $ in Billions	6 Months Ended
	Jun. 30, 2024 CAD ($) item	Jun. 30, 2024 USD ($) item	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 CAD ($)
TELUS Corporation credit facilities
Long-term debt	$ 28,151.0		$ 27,349.0		$ 26,588.0
TELUS Corporation credit facilities
TELUS Corporation credit facilities
Effective average interest rate	1.10%	1.10%
Number of financial ratio tests | item	2	2
Letters of credit outstanding	$ 61.0		60.0
Incremental letters of credit	$ 338.0
TELUS Corporation credit facilities | Maximum
TELUS Corporation credit facilities
Leverage ratio	4.25
TELUS Corporation credit facilities | Minimum
TELUS Corporation credit facilities
Operating cash flow to interest expense ratio	2.00
TELUS Corporation unsecured revolving credit facility
TELUS Corporation credit facilities
Net available	$ 990.0		1,729.0
Long-term debt	1,760.0		1,021.0
Gross available revolving credit facility	2,750.0		2,750.0
TELUS Corporation unsecured non-revolving credit facilities
TELUS Corporation credit facilities
Unsecured non-revolving bank credit facility	$ 1.1
TELUS Corporation commercial paper
TELUS Corporation credit facilities
Effective average interest rate	5.60%	5.60%
Long-term debt	$ 1,800.0	$ 1.3	$ 1,000.0	$ 0.8
TELUS Corporation commercial paper | Maximum
TELUS Corporation credit facilities
Gross available revolving credit facility	$ 2,100.0	$ 1.5